28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 7) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [line items]
Percentage applied to the nominal value of the preferred shares	6.00%		6.00%
Equity	R$ 15,891	R$ 15,939	R$ 14,330	R$ 12,934
Net income for the year	3,127	1,700	1,001
Unrealized profit reserve	835	835
Withholding income tax on Interest on equity	35	17
Minimum Dividend under the by-laws including income tax on interest on equity	764	867	500
Dividends recorded, as specified in the by-laws Interest on Equity	400	210
Ordinary dividends	364	657	500
Dividends and interest on equity	764	R$ 867	R$ 500
Total dividends for the common shares	R$ 364
Mandatory dividends (including withholding income tax on Interest on Equity)	R$ 0.59	R$ 0.52	R$ 0.34
Dividend Distribution [member]
Disclosure of Dividends [line items]
Equity	R$ 15,887	R$ 14,579	R$ 14,326
Net income for the year	R$ 3,127	R$ 1,700	1,001
Preferred Shares [Member]
Disclosure of Dividends [line items]
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 317
Minimum Dividends required by the Bylaws for the preferred shares	486
Mandatory dividends - 50% of Net income	1,564
Preferred Shares [Member] | Dividend Distribution [member]
Disclosure of Dividends [line items]
Nominal value of the preferred shares	4,856	R$ 4,856	4,191
Nominal value of the preferred shares to be capitalized			665
Preferred shares	R$ 4,856	R$ 4,856	R$ 4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	R$ 486	R$ 486	R$ 486
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.58%
Equity	R$ 10,574	R$ 9,704	R$ 9,538
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 371	R$ 291	R$ 286
Minimum Dividends required by the Bylaws for the preferred shares	486	486	486
Mandatory dividends - 50% of Net income	1,564	850	500
Preferred Shares [Member]
Disclosure of Dividends [line items]
Total dividends for the common shares	R$ 577	R$ 509	R$ 486
Minimum dividends required by the by-laws for the preferred shares	R$ 0.50	R$ 0.50	R$ 0.50
Dividends proposed: Common (ON) shares	0.52	0.59	0.03
Dividends proposed: Preferred (PN) shares	R$ 0.52	R$ 0.59	R$ 0.5
Common Shares [Member]
Disclosure of Dividends [line items]
Total dividends for the common shares	R$ 255	R$ 290	R$ 14
Dividends proposed: Common (ON) shares	R$ 0.52	R$ 0.59	R$ 0.03
Dividends proposed: Preferred (PN) shares	R$ 0.52	R$ 0.59	R$ 0.5